SHORT-TERM BANK LOANS - Short-term bank loans (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Short-term bank loans - Related parties	Rp 5,554		Rp 4,916
Short-term bank loans - Third parties	5,971		4,734
Short-term bank loans	11,525	$ 716	9,650
Bank Mandiri
Borrowings and other credit facilities
Short-term bank loans - Related parties	3,755		4,013
BNI.
Borrowings and other credit facilities
Short-term bank loans - Related parties	1,799		903
PT Bank HSBC Indonesia ("HSBC")
Borrowings and other credit facilities
Short-term bank loans - Third parties	2,440		2,547
MUFG Bank, Ltd. ("MUFG Bank")
Borrowings and other credit facilities
Short-term bank loans - Third parties	1,805		1,155
Bank of China
Borrowings and other credit facilities
Short-term bank loans - Third parties	1,000
PT Bank DBS Indonesia ("DBS")
Borrowings and other credit facilities
Short-term bank loans - Third parties	440		440
PT Bank Maspion Indonesia Tbk. ("Bank Maspion")
Borrowings and other credit facilities
Short-term bank loans - Third parties	167
UOB Indonesia
Borrowings and other credit facilities
Short-term bank loans - Third parties	100		500
Others
Borrowings and other credit facilities
Short-term bank loans - Third parties	Rp 19		Rp 92